Subsequent Events (Details) - USD ($)			1 Months Ended	3 Months Ended
	Feb. 07, 2024	Jan. 02, 2024	Apr. 17, 2024	Mar. 31, 2024	Apr. 22, 2024
Subsequent Events [Line Items]
Price paid per share				2,104,562
Shares purchase				63,479
Exercise price				$ 2.42
Subsequent Event [Member]
Subsequent Events [Line Items]
Proceeds from underwriting discount			$ 35,700,000
Warrant purchase					500,000
Warrant exercisable per share price					$ 5
Shares purchase	2,145,000
Exercise price	$ 0.01
Received an aggregate in proceeds		$ 5,000,000
Convertible promissory notes bear interest		6.00%
Price paid per share		75.00%
Common stock, outstanding shares		$ 80,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Conversion price per share				$ 2.42
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, outstanding shares		$ 80,000,000